Deferred income tax assets and liabilities and income tax expense - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statments [Line Items]
Total tax loss	$ 106,617	$ 91,748	$ 64,001
Unused tax credits [member] | MEXICO
Statments [Line Items]
Total tax loss	$ 1,124
Tax loss Expiration Period	2025 years